Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related Parties

9. Related parties

a. Related parties

Balances and transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in this note. The balances and transactions between the Company and its subsidiaries with other related parties are disclosed below:

	Loans
	Assets	Liabilities
Química da Bahia Indústria e Comércio S.A. (1)	-	2,875
Others (1)	490	659
Total as of December 31, 2021	490	3,534

	Loans
	Assets	Liabilities
Química da Bahia Indústria e Comércio S.A. (1)	-	2,875
Routeasy Serviços de Assessoria Logística Ltda.(2)	2,334	-
Others (1)	490	836
Total as of December 31, 2020	2,824	3,711

(1)	Loans contracted have indefinite terms and do not contain remuneration clauses.
(2)	The loan contracted has a term of 36 months, can be extended by mutual agreement between the parties, being remunerated by the DI plus 3% p.a.

	Commercial transactions
	Receivables	Payables	Sales and services	Purchases
Refinaria de Petróleo Riograndense S.A.	-	90,761	-	619,785
União Vopak Armazéns Gerais Ltda.	57	-	1,402	-
Chevron (Thailand) Limited	204	-	675	1,072
Chevron Lubricants Lanka PLC	-	-	164	-
Chevron Lubricants Oils S.A.	319	-	786	-
Chevron Marine Products	3,663	-	24,583	-
Chevron Oronite Brasil LTDA.	-	53,378	78	150,878
Chevron Products Company	-	158,557	-	789,452
Chevron Belgium NV	-	821	-	7,520
Chevron Petroleum CO Colombia	214	-	392	-
Total as of December 31, 2021	4,457	303,517	28,080	1,568,707

	Commercial transactions
	Receivables	Right-of-use assets (1)	Payables	Leases payable (1)	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	-	-	1,772	-	471	19,077	-
Refinaria de Petróleo Riograndense S.A.	-	-	65,215	-	-	314,587	-
ConectCar Soluções de Mobilidade Eletrônica S.A.	151	-	104	-	3,062	154	-
LA’7 Participações e Empreend. Imob. Ltda. (a)	-	8,635	-	8,044	-	-	1,613
Chevron (Thailand) Limited	166	-	6	-	-	759	-
Chevron Brasil Oleos Basicos LTDA	-	-	6	-	-	-	-
Chevron Latin America Marketing LLC	118	-	-	-	-	-	-
Chevron Lubricants Lanka PLC	3	-	-	-	-	-	-
Chevron Lubricants Oils S.A.	823	-	-	-	-	-	-
Chevron Marine Products	1,873	-	-	-	-	-	-
Chevron Oronite Brasil LTDA.	-	-	37,482	-	-	108,198	-
Chevron Products Company	-	-	87,754	-	-	247,578	-
Chevron Belgium NV	-	-	785	-	-	6,707	-
Chevron Petroleum CO Colombia	1	-	-	-	-	-	-
Total as of December 31, 2020	3,135	8,635	193,124	8,044	3,533	697,060	1,613

	Commercial transactions
	Receivables (1)	Payables (1)	Other payables	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	-	1,545	-	1	18,565	-
Refinaria de Petróleo Riograndense S.A.	-	264,602	-	-	1,019,108	-
ConectCar Soluções de Mobilidade Eletrônica S.A.	739	113	-	7,385	121	-
LA’7 Participações e Empreend. Imob. Ltda. (a)	-	124	-	-	-	1,477
Chevron (Thailand) Limited	1,333	5,177	-	-	90,912	-
Chevron Brasil Oleos Basicos LTDA	-	-	6	-	6,336	-
Chevron Latin America Marketing LLC	86	6	-	13	506	-
Chevron Lubricants Lanka PLC	-	-	285	-	-	-
Chevron Lubricants Oils S.A.	58	-	-	42	-	-
Chevron Marine Products	506	-	-	104	-	-
Chevron Oronite Brasil LTDA.	1,193	-	-	345	-	-
Chevron Products Company	-	16,302	-	-	212,915	-
Chevron Belgium NV	-	2,119	-	-	15,019	-
Chevron Petroleum CO Colombia	-	-	7	30	-	-
Total as of December 31, 2019	3,915	289,988	298	7,920	1,363,482	1,477

(1)	Included in “right-of-use assets” and “leases payable”, respectively.
(a)	Refers to rental contracts of 15 drugstores owned by LA’7 as of December 31, 2020, a company of the former shareholders of Extrafarma that are current shareholders of Ultrapar.

Purchase and sale transactions relate substantially to the purchase of raw materials, feedstock, transportation, and storage services based on similar market prices and terms with customers and suppliers with comparable operational performance. The operations of ConectCar refer to services provided. In the opinion of the Company and its subsidiaries’ management, transactions with related parties are not subject to credit risk, therefore, no provision for expected losses on accounts receivable or guarantees are recorded. Guarantees provided by the Company in loans of subsidiaries and affiliates are mentioned in Note 17.i.

b. Key executives

The Company’s compensation strategy combines short and long-term elements, following the principles of alignment of interests and of maintaining a competitive compensation, and is aimed at retaining key officers and remunerating them adequately according to their attributed responsibilities and the value created to the Company and its shareholders.

Short-term compensation is comprised of: (a) fixed monthly compensation paid with the objective of rewarding the executive’s experience, responsibility, and his/her position’s complexity, and includes salary and benefits such as medical coverage, check-up, life insurance, and others; (b) variable compensation paid annually with the objective of aligning the executive’s and the Company’s objectives, which is linked to: (i) the business performance measured through its economic value creation and (ii) the fulfillment of individual annual goals that are based on the strategic plan and are focused on expansion and operational excellence projects, people development and market positioning, among others. More details about the Deferred Stock Plan are contained in Note 9.c and about post-employment benefits in Note 21.b.

The expenses for compensation of its key executives (Company’s directors and executive officers) as shown below:

	2021	2020	2019
Short-term compensation	47,003	47,936	41,659
Stock compensation	15,778	4,786	9,881
Post-employment benefits	2,737	2,866	2,640
Termination benefits	5,637	-	-
Total	71,155	55,588	54,180

c. Deferred stock plan

Since 2003 Ultrapar has adopted a stock plan in which the executive has the usufruct of shares held in treasury until the transfer of the full ownership of the shares to those eligible members of management after five to seven years from the initial concession of the rights subject to uninterrupted employment of the participant during the period. The volume of shares and the executives eligible are determined by the Board of Directors, and there is no mandatory annual grant. The total number of shares to be used in the plan is subject to the number of shares in treasury. Ultrapar’s Board of Directors members are not eligible to participate in the stock plan. The fair value of the awards was determined on the grant date based on the market value of the shares on the B3, the Brazilian Securities, Commodities and Futures Exchange and the amounts are amortized between five to seven years from the grant date.

The table below summarizes shares granted to the Company and its subsidiaries’ management:

Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
March 4, 2016	133,332	2022 to 2023	32.72	9,025	(8,440)	585
December 10, 2014	-	2021	25.32	19,557	(19,557)	-
March 5, 2014	-	2021	26.08	5,999	(5,999)	-
	133,332			34,581	(33,996)	585

For the year ended December 31, 2021 the amortization in the amount of R$ 1,902 – continuing operation and R$ 1,325 – discontinued operation (reversal of R$ 64 – continuing operation and R$ 2,296 – discontinued operation for year ended December 31, 2020 and R$ 8,502 – continuing operation and R$ 1,819 – discontinued operation for the year ended December 31, 2019) was recognized as a general and administrative expense.

The table below summarizes the changes of number of shares granted:

Balance on December 31, 2019	1,224,524
Cancellation of granted shares due to termination of executive employment	(200,000)
Shares vested and transferred	(322,264)
Balance on December 31, 2020	702,260
Shares vested and transferred	(448,930)
Reclassification to assets held for sale	(119,998)
Balance on December 31, 2021	133,332

In addition, on April 19, 2017, the Ordinary and Extraordinary General Shareholders’ Meeting (“OEGM”) of approved a new incentive plan based on shares (”Plan”), which establishes the general terms and conditions for the concession of common shares issued by the Company and held in treasury, that may or may not involve the granting of usufruct of part of these shares for later transfer of the ownership of the shares, in periods of three to six years, to directors or employees of the Company or its subsidiaries.

As a result of the Plan, common shares representing at most 1% of the Company's share capital may be delivered to the participants, which corresponds, at the date of approval of this Plan, to 11,128,102 common shares.

The table below summarizes the restricted and performance stock programs:

Program	Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
Restricted	October 1, 2017	240,000	2023	38.19	9,293	(9,293)	-
Restricted	November 8, 2017	4,596	2022	38.19	1,018	(994)	24
Restricted	April 4, 2018	31,220	2022 to 2023	34.35	3,013	(2,902)	111
Performance	April 4, 2018	5,550	2022 to 2023	34.35	356	(267)	89
Restricted	September 19, 2018	80,000	2024	19.58	1,020	(1,020)	-
Restricted	September 24, 2018	80,000	2024	18.40	3,170	(1,250)	1,920
Restricted	April 3, 2019	176,814	2022 to 2024	23.25	7,004	(5,479)	1,525
Performance	April 3, 2019	83,412	2022 to 2024	23.25	3,587	(2,212)	1,375
Restricted	September 2, 2019	440,000	2025	16.42	9,965	(3,875)	6,090
Restricted	April 1, 2020	290,082	2023 to 2025	12.53	5,668	(3,135)	2,533
Performance	April 1, 2020	238,188	2023 to 2025	12.53	5,494	(2,960)	2,534
Restricted	September 16, 2020	700,000	2026	23.03	13,259	(5,847)	7,412
Restricted	April 7, 2021	522,716	2024	20.85	17,985	(5,141)	12,844
Performance	April 7, 2021	522,716	2024	20.85	17,985	(5,141)	12,844
Restricted	September 22, 2021	1,000,000	2027	14.17	19,547	(1,087)	18,460
		4,415,294			118,364	(50,603)	67,761

For the year ended December 31, 2021, a general and administrative expense in the amount of R$ 24,067 – continuing operation and R$ 4,283 – discontinued operation was recognized in relation to the Plan (R$ 10,440 – continuing operation and R$ 2,224 – discontinued operation for the year ended December 31, 2020 and R$ 10,674 – continuing operation and R$ 2,219 – discontinued operation for the year ended December 31, 2019.

Balance on December 31, 2019	1,738,660
Shares granted on April 1, 2020	877,788
Shares granted on September 16, 2020	700,000
Cancellation of granted shares due to termination of executive employment	(353,294)
Cancellation of performance shares	(52,992)
Balance on December 31, 2020	2,910,162
Shares granted on April 7, 2021	1,386,504
Shares granted on September 22, 2021	1,000,000
Performance shares (i)	(133,326)
Cancellation of granted shares due to termination of executive employment	(133,186)
Reclassification to assets held for sale	(614,860)
Balance on December 31, 2021	4,415,294

(i)	Refers to the reversal of the provision constituted in view of the significant probability that performance indicators will not be achieved.